Other Real Estate Owned (Tables)	12 Months Ended
Dec. 31, 2013
Banking And Thrift [Abstract]
Schedule of Other Real Estate Owned Segregated Into Non-Covered and Covered Properties

Other real estate owned, segregated into non-covered and covered properties, consists of the following for the periods indicated. For further discussion of loss share coverage periods applicable to the covered foreclosed assets, see Note 8 to these consolidated financial statements.

	December 31, 2013			December 31, 2012
(Dollars in thousands)	Non-covered	Covered	Total	Non-covered	Covered	Total
Real estate owned acquired by foreclosure	$28,072	$60,474	$88,546	$35,080	$75,784	$110,864
Real estate acquired for development or resale	9,206	—	9,206	9,199	—	9,199
Other foreclosed property	93	1,328	1,421	14	1,459	1,473

	$37,371	$61,802	$99,173	$44,293	$77,243	$121,536